UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

	The Flex-funds
	6000 Memorial Drive
	P.O. Box 7177
	Dublin, Ohio  43017


2.	The name of each series or class of securities for which this
	Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	The Highlands Growth Fund,
	The U.S. Government Bond Fund,
	The Money Market Fund, and
	The Muirfield Fund


3.	Investment Company Act File Number:  811-3462

	Securities Act File Number:   2-85378


4(a).	Last day of fiscal year for which this Form is filed:
		December 31, 1997


4(b).  [  ]	Check box if this Form is being filed late (i.e., more
			than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


			Note:	If the Form is being filed late, interest must
					be paid on the registration fee due.


4(c).  [  ]	Check box if this is the last time the issuer will be
			filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to
		section 24(f):	$545,824,312

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$483,337,400

	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal year
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable to the
		Commission:	$  6,287,551

	(iv)	Total available redemption credits [add
		Items 5(ii) and 5(iii)]:	$489,624,951

	(v)	Net sales - if Item 5(i) is greater than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$  56,199,361

	(vi)	Redemption credits available for use
		in future years if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$     (    0    )

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x0.000295

	(viii) Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter "0" if no fee is due):	=  $  16,579


6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or
	other units) deducted here:	0.

	If there is a number of shares or other units that were
	registered pursuant to rule 24e-2 remaining unsold at
	the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
	then state that number here:	0.

7.	Interest due - if this Form is being filed more
	than 90 days after the end of the issuer's fiscal
	year (see Instruction D):
			+  $      0

8.	Total of the amount of the registration fee due
	plus any interest due [line 5(viii) plus line 7]:
			=  $  16,579

9.	Date the registration fee and any interest payment
	was sent to the Commission's lockbox depository:

		March 10, 1998


		Method of Delivery:

				[X]		Wire Transfer
				[  ]		Mail or other means





SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

[signature]

				DONALD F. MEEDER, SECRETARY/TREASURER

Date:			March 10, 1998

* Please print the name and title of the signing officer below the signature.